Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

11. Fair Value Measurements

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party (in thousands):

	March 31, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$35	$-	$-	$35
Bitcoin	66	-	-	66
Total assets, at fair value	$101	$-	$-	$101
Liabilities:
Business Combination Warrants	$-	$-	$46	$46
PIPE Warrants	-	-	9	9
SEPA put option liability	-	-	74	74
Total liabilities, at fair value	$-	$-	$129	$129

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$35	$-	$-	$35
Bitcoin	506	-	-	506
Total assets, at fair value	$541	$-	$-	$541
Liabilities:
Business Combination Warrants	$-	$-	$60	$60
PIPE Warrants	-	-	11	11
SEPA put option liability	-	-	186	186
Total liabilities, at fair value	$-	$-	$257	$257

Business Combination Warrants and PIPE Warrants

The following table presents the changes in the Business Combination Warrants and PIPE Warrants measured at fair value during the three months ended March 31, 2026 (in thousands):

	Business Combination Warrants	PIPE Warrants
Balance, December 31, 2025	$60	$11
Changes in fair value	(14)	(2)
Balance, March 31, 2026	$46	$9

The Company remeasured the fair value of the Business Combination Warrants and PIPE Warrants at March 31, 2026 using the Black-Scholes option-pricing model with the following assumptions:

	As of March 31, 2026
	PIPE	Business Combination
	Warrants	Warrants
Stock price	$0.85	$0.85
Exercise price	$10.00	$11.50
Expected volatility	94.9%	94.9%
Weighted average risk-free rate	3.8%	3.8%
Expected dividend yield	-	-
Expected term (in years)	2.61	2.61

The Company remeasured the fair value of the Business Combination Warrants and PIPE Warrants at December 31, 2025 using the Black-Scholes option-pricing model with the following assumptions:

	As of December 31, 2025
	PIPE	Business Combination
	Warrants	Warrants
Stock price	$1.10	$1.10
Exercise price	$10.00	$11.50
Expected volatility	85.0%	85.0%
Weighted average risk-free rate	3.5%	3.5%
Expected dividend yield	0.0%	0.0%
Expected term (in years)	2.85	2.85

SEPA Derivative Liability

The following table presents the changes in the SEPA derivative liabilities measured at fair value during the three months ended March 31, 2026 (in thousands):

	SEPA Put Option Liability	SEPA Forward Option Liability
Balance, December 31, 2025	$186	$-
Changes in fair value	(112)	(67)
Conversions to Common Stock	-	67
Balance, March 31, 2026	$74	$-

The estimated fair value of the SEPA put option derivative liability was determined using a Monte Carlo simulation model in order to project the future path of the Company’s stock price over the commitment period with the following assumptions:

	As of
	March 31, 2026	December 31, 2025
Term (in years)	0.2	0.5
Starting stock price	$0.85	$1.10
Expected volatility	156.7%	144.0%
Risk-free rate	3.7%	3.6%

The SEPA forward option liability was deemed to have no value at March 31, 2026 and December 31, 2025 as there were no outstanding notices for the sale of the Company’s Common Stock.

11. Fair Value Measurements

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party (in thousands):

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$35	$-	$-	$35
Bitcoin	506	-	-	506
Total assets, at fair value	$541	$-	$-	$541
Liabilities:
Business Combination Warrants	$-	$-	$60	$60
PIPE Warrants	-	-	11	11
SEPA put option liability	-	-	186	186
Total liabilities, at fair value	$-	$-	$257	$257

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Bitcoin	$2,849	$-	$-	$2,849
Total assets, at fair value	$2,849	$-	$-	$2,849
Liabilities:
Business Combination Warrants	$-	$-	$12	$12
PIPE Warrants	-	-	3	3
PIPE Notes	-	-	1,734	1,734
Yorkville Note	-	-	1,718	1,718
SEPA put option liability	-	-	434	434
Total liabilities, at fair value	$-	$-	$3,901	$3,901

Cash Equivalents

As of December 31, 2025, cash equivalents are comprised of money market funds, which are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets. The Company had no cash equivalents as of December 31, 2024.

Business Combination Warrants and PIPE Warrants

The following table presents the changes in the Business Combination Warrants and PIPE Warrants measured at fair value during the year ended December 31, 2025 (in thousands):

	Business Combination Warrants	PIPE Warrants
Balance, December 31, 2024	$12	$3
Changes in fair value	48	8
Balance, December 31, 2025	$60	$11

The Company remeasured the fair value of the Business Combination Warrants and PIPE Warrants at December 31, 2025 using the Black-Scholes option-pricing model with the following assumptions:

	As of December 31, 2025
	PIPE	Business Combination
	Warrants	Warrants
Stock price	$1.10	$1.10
Exercise price	$10.00	$11.50
Expected volatility	85.0%	85.0%
Weighted average risk-free rate	3.5%	3.5%
Expected dividend yield	0.0%	0.0%
Expected term (in years)	2.85	2.85

PIPE Notes and Yorkville Note

The following table presents the changes in the PIPE Notes and Yorkville Note measured at fair value during the year ended December 31, 2025 (in thousands):

	PIPE Notes	Yorkville Note
Balance, December 31, 2024	$1,734	$1,718
Conversions to Common Stock (1)	(513)	(1,392)
Cash repayment	-	(262)
Changes in fair value	(1,221)	(64)
Balance, December 31, 2025	$-	$-

The estimated fair values of the PIPE Notes and Yorkville Note are determined based on the aggregated, probability-weighted average of the outcomes of certain possible scenarios. The combined value of the probability-weighted average of those outcomes is then discounted back to each reporting period in which the convertible notes are outstanding, in each case, based on a risk-adjusted discount rate estimated based on the implied discount rate. The discount rate was held constant over the valuation periods given the fact pattern associated with the Company and the stage of development.

SEPA Derivative Liabilities

The following table presents the changes in the SEPA derivative liabilities measured at fair value during the year ended December 31, 2025 (in thousands):

	SEPA Put Option Liability	SEPA Forward Option Liability
Balance, December 31, 2024	$434	$-
Changes in fair value	(248)	32
Conversions to Common Stock	-	(32)
Balance, December 31, 2025	$186	$-

The estimated fair value of the SEPA put option liability was determined using a Monte Carlo simulation model in order to project the future path of the Company’s stock price over the commitment period with the following assumptions:

	As of December 31,
	2025	2024
Term (in years)	0.5	1.5
Starting stock price	$1.10	$1.36
Expected volatility	144.0%	132.5%
Risk-free rate	3.6%	4.2%

The SEPA forward option liability was deemed to have no value at December 31, 2025 and 2024 as there were no outstanding notices for the sale of the Company’s Common Stock.